Income Tax - Year of Expiration and Amount of Available Unused Net Operating Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 20,580	$ 16,762
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses		784
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	3,067	3,020
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	5,246	5,121
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	2,216	2,105
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	4,855	4,760
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	3,605
No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 1,591	$ 972